Stock-Based Compensation (Details Textual) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended	1 Months Ended	0 Months Ended
	May 16, 2014	May 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Feb. 23, 2015	Jun. 30, 2013	Mar. 31, 2015	Jan. 31, 2013	May 02, 2014	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2011	Apr. 16, 2014	Mar. 26, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		138,888
Stock-based compensation			$ 1,864,226	$ 495,120	$ 1,081,792	$ 3,687,502
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, stock options			12,397,853		7,756,739				12,397,853
Class of warrant or right, number of securities called by warrants or rights			105,000						105,000
Fair value of warrants			38,412		35,595
Class of warrant exercisable warrants or rights			41,424						41,424
Warrants to purchase common stock value			80,677						80,677
Adjustments to Additional Paid in Capital, Warrant Issued	690,187		5,169,743		690,187
Maximum Convertible Notes Payable Issuance					1,000,000							1,000,000	2,000,000	2,000,000
Black Scholes Pricing Model
Class of warrant or right, number of securities called by warrants or rights							58,914
Adjustments to Additional Paid in Capital, Warrant Issued							92,111
Lattice Model
Class of warrant or right, number of securities called by warrants or rights	290,861														290,861
Warrants to purchase common stock value			172,809						172,809
Warrant derivative liability															898,719
Lattice Model One
Class of warrant or right, number of securities called by warrants or rights			1,418,373						1,418,373
Warrant derivative liability			1,498,809						1,498,809
Lattice Model Two
Class of warrant or right, number of securities called by warrants or rights			96,650						96,650
Warrant derivative liability			172,809						172,809
2014 Stock and Incentive Plan
Share-based compensation arrangement by share-based payment award, number of shares authorized																3,750,000
Two Consultants
Share-based compensation arrangement by share-based payment award, options, grants in period, gross								8,334
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price								$ 4.50
Employees and Directors | General and Administrative Expense [Member]
Stock-based compensation			1,501,857						484,676
Employees and Directors | 2014 Stock and Incentive Plan
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			3,295,000		2,835,000
Share based compensation arrangement by share based payment award options shares purchased vested monthly term			4 years
Employees and Directors | 2014 Stock and Incentive Plan | Maximum
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 3.44		$ 3.44
Employees and Directors | 2014 Stock and Incentive Plan | Minimum
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 1.29		$ 3.12
Employee Stock Option
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			4,532,000		2,835,000	1,508,334
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 2.03		$ 3.14	$ 4.50
Employee Stock Option | Research and Development Expense [Member]
Stock-based compensation			362,369		1,081,792	3,687,502			224,029
Employee Stock Option | Maximum
Share based compensation arrangement by share based payment award options shares purchased vested immediately								2,084		819,445
Share based compensation arrangement by share based payment award options shares purchased vested monthly										541,667
Share based compensation arrangement by share based payment award options shares purchased vested monthly term										3 years
Employee Stock Option | Employees and Directors
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			4,072,000							1,500,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price			$ 2.06							4.50
Share based compensation arrangement by share based payment award options shares purchased vested monthly term			4 years
Share-based compensation arrangement by share-based payment award, number of shares authorized							6,850,000
Warrant
Class of warrant or right, number of securities called by warrants or rights			99,650						99,650
Class of warrant exercisable warrants or rights			233,334						233,334
Adjustments to Additional Paid in Capital, Warrant Issued					898,719
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period					41,570
Warrant | Black Scholes Pricing Model
Class of warrant or right, number of securities called by warrants or rights			290,861		290,861				290,861
Warrant | Lattice Model
Class of warrant or right, number of securities called by warrants or rights			1,518,387						1,518,387
Warrant | Investor
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised											100,550
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period											41,570
Warrant One
Class of warrant or right, number of securities called by warrants or rights			4,968,482		41,424				4,968,482
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50		$ 2.03				$ 2.50
Class of warrant exercisable warrants or rights			41,424		41,424				41,424
Warrants to purchase common stock value			102,917		102,917	157,761		157,761	102,917
Warrant Two
Class of warrant or right, number of securities called by warrants or rights			1,477,287		233,334				1,477,287
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50		$ 2.03				$ 2.50
Class of warrant exercisable warrants or rights					233,334
Warrants to purchase common stock value			614,635		614,635				614,635
Warrant Three
Class of warrant or right, number of securities called by warrants or rights			105,000		18,334				105,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.65		$ 4.95				$ 1.65
Class of warrant exercisable warrants or rights			18,334		18,334				18,334
Warrant Four
Class of warrant or right, number of securities called by warrants or rights			307,798		225,259				307,798
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50		$ 1.89				$ 2.50
Warrant Five
Class of warrant or right, number of securities called by warrants or rights			99,650		39,117				99,650
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.50		$ 7.50				$ 2.50
Warrant Six
Class of warrant or right, number of securities called by warrants or rights					4,039,184
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.98
Warrant Seven
Class of warrant or right, number of securities called by warrants or rights					6,287,679
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 2.34
Fair value of warrants					14,432,123
Fair value adjustment of warrants					3,184,222
Warrant Eight
Class of warrant or right, number of securities called by warrants or rights					290,861
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 1.56
Warrant Nine
Class of warrant or right, number of securities called by warrants or rights					66,667
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 3.44
Warrant Ten
Class of warrant or right, number of securities called by warrants or rights			225,259		225,259				225,259
Fair value of class of warrants			191,126		191,126				191,126
Fair value of warrants			524,594		524,594
Fair value adjustment of warrants			433,062		433,062
Warrant Eleven
Class of warrant or right, number of securities called by warrants or rights					6,287,679
Fair value of warrants					14,432,123
Fair value adjustment of warrants					3,184,222
Warrant Twelve
Class of warrant or right, number of securities called by warrants or rights					4,039,184
Fair value of warrants					11,111,739
Fair value adjustment of warrants					2,065,708
Warrant Thirteen
Class of warrant or right, number of securities called by warrants or rights					39,117
Fair value of warrants					76,062
Warrant Fourteen
Class of warrant or right, number of securities called by warrants or rights					290,861
Warrant Fifteen
Class of warrant or right, number of securities called by warrants or rights			66,667		66,667				66,667
Adjustments to Additional Paid in Capital, Warrant Issued			50,365		50,365
Warrant Fifteen | Lattice Model
Class of warrant or right, number of securities called by warrants or rights					290,861
Warrant derivative liability			898,719		898,719				898,719
Warrant Sixteen
Class of warrant or right, number of securities called by warrants or rights			4,968,482						4,968,482
Warrants to purchase common stock value			3,527,816						3,527,816
Adjustments to Additional Paid in Capital, Warrant Issued			2,597,932
Warrant Seventeen
Class of warrant or right, number of securities called by warrants or rights			307,798						307,798
Class of warrant exercisable warrants or rights			1,477,287						1,477,287
Warrants to purchase common stock value			379,694						379,694
Adjustments to Additional Paid in Capital, Warrant Issued			181,418
Warrant Eighteen | Lattice Model
Class of warrant or right, number of securities called by warrants or rights			1,418,373		290,861				1,418,373
Warrant derivative liability			1,498,809		898,719				1,498,809
Warrant Eighteen | Derivative Expense
Warrants to purchase common stock value							$ 2,217,605
Warrant Ninteen
Class of warrant exercisable warrants or rights			99,650						99,650